Acquisitions Acquisition-related and Restructuring Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acquisition-related charges
Total transaction-related charges	$ 156.5	$ 150.4	$ 23.4
Restructuring charges
Restructuring charges	124.1	8.5	43.4
Legal and Professional Fees | DuPont
Acquisition-related charges
Acquisition-related costs	86.9	130.2	0.0
Legal and Professional Fees | Cheminova
Acquisition-related charges
Acquisition-related costs	0.0	0.0	23.4
Inventory Fair Value Amortization | DuPont
Acquisition-related charges
Acquisition-related costs	69.6	20.2	0.0
DuPont Crop Restructuring
Restructuring charges
Restructuring charges	108.3	0.0	0.0
Cheminova Restructuring
Restructuring charges
Restructuring charges	0.0	0.0	42.3
DuPont And Cheminova Restructuring
Restructuring charges
Restructuring charges	$ 108.3	$ 0.0	$ 42.3